Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill Allocated by Reportable Segments

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 11):

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Total
Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307
Foreign currency translation adjustments	—	666	250	916

Balance at September 30, 2013	$138,121	$187,694	$47,408	$373,223

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 21):

(Dollar amounts in thousands)	Merchant acquiring	Payment processing	Business solutions	Total
Balance at December 31, 2010	$138,121	$187,294	$47,169	$372,584
Foreign currency translation adjustments	—	(824)	(48)	(872)

Balance at December 31, 2011	138,121	186,470	47,121	371,712
Foreign currency translation adjustments	—	558	37	595

Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307